Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Ordinary Shares Issued and Fully Paid

Ordinary shares issued and fully paid as at December 31, 2021 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
337,923,238	Class A ordinary shares	0.04	$13,517	$1,596,165	$783,529	$2,393,211
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
380,781,318			$15,231	$1,641,674	$783,529	$2,440,434

Ordinary shares issued and fully paid as at December 31, 2020 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
311,352,064	Class A ordinary shares	0.04	$12,454	$882,422	$783,529	$1,678,405
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
354,210,144			$14,168	$927,931	$783,529	$1,725,628